STATEMENT OF INVESTMENTS
BNY Mellon Sustainable U.S. Equity Fund, Inc.

August 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Banks - 4.9%
Citigroup Inc.	96,373		4,703,966
First Republic Bank	52,893		8,030,744
JPMorgan Chase & Co.	79,356		9,025,158
			21,759,868
Capital Goods - 4.9%
Ingersoll Rand Inc.	229,245		10,859,336
Trane Technologies PLC	72,857		11,225,078
			22,084,414
Consumer Durables & Apparel - 2.5%
NIKE Inc., Cl. B	105,807		11,263,155
Diversified Financials - 2.8%
The Goldman Sachs Group Inc.	37,626		12,517,041
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	24,130		12,598,273
Food, Beverage & Tobacco - 3.6%
PepsiCo Inc.	92,736		15,975,631
Health Care Equipment & Services - 9.0%
Abbott Laboratories	90,518		9,291,672
Edwards Lifesciences Corp.	105,819	[a]	9,534,292
Medtronic PLC	131,631		11,572,998
The Cooper Companies	34,493		9,914,668
			40,313,630
Insurance - 2.8%
Chubb Ltd.	67,015		12,669,186
Materials - 6.1%
Albemarle Corp.	43,914		11,767,195
CF Industries Holdings Inc.	71,791		7,427,497
Ecolab Inc.	49,009		8,029,145
			27,223,837
Media & Entertainment - 4.2%
Alphabet Inc., Cl. A	175,660	[a]	19,009,925
Pharmaceuticals Biotechnology & Life Sciences - 5.5%
AbbVie Inc.	64,743		8,705,344
Eli Lilly & Co.	35,128		10,581,607
Merck & Co.	60,022		5,123,478
			24,410,429
Retailing - 5.4%
Amazon.com Inc.	189,697	[a]	24,047,889

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.8% (continued)
Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials Inc.		43,978		4,137,010
SolarEdge Technologies Inc.		21,806	[a]	6,017,802
Texas Instruments Inc.		67,493		11,150,519
				21,305,331
Software & Services - 19.0%
Accenture PLC, Cl. A		46,796		13,498,774
Fidelity National Information Services Inc.		71,555		6,537,980
Intuit Inc.		23,345		10,079,904
Mastercard Inc., Cl. A		39,939		12,955,013
Microsoft Corp.		120,509		31,509,488
Salesforce Inc.		68,090	[a]	10,630,211
				85,211,370
Technology Hardware & Equipment - 9.6%
Apple Inc.		206,740		32,503,663
TE Connectivity Ltd.		84,116		10,616,280
				43,119,943
Telecommunication Services - 2.3%
Verizon Communications Inc.		241,173		10,083,443
Transportation - 2.0%
Norfolk Southern Corp.		36,479		8,869,139
Utilities - 6.6%
CMS Energy Corp.		130,779		8,832,814
Eversource Energy		107,198	[a]	9,614,589
NextEra Energy Inc.		130,218		11,076,343
				29,523,746
Total Common Stocks (cost $334,584,924)				441,986,250
	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,445,341)	2.34	5,445,341	[b]	5,445,341
Total Investments (cost $340,030,265)		100.0%		447,431,591
Cash and Receivables (Net)		.0%		31,355
Net Assets		100.0%		447,462,946

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Sustainable U.S. Equity Fund, Inc.

August 31, 2022 (Unaudited)

The following is a summary of the inputs used as of August 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	441,986,250	-	-	441,986,250
Investment Companies	5,445,341	-	-	5,445,341

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2022, accumulated net unrealized appreciation on investments was $107,401,326, consisting of $131,702,571 gross unrealized appreciation and $24,301,245 gross unrealized depreciation.

At August 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.